EQUITY - Narrative (Details) € / shares in Units, € in Millions	6 Months Ended	10 Months Ended
	Jun. 28, 2019 EUR (€) shares vote € / shares	Jun. 28, 2019 shares vote € / shares	Jun. 29, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	466,671,427	466,671,427	486,108,000
Dividend rate (in euros per share) | € / shares	€ 0.62
Own shares purchased under share buyback programme	€ 457.0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	1,514,347	1,514,347
Par value per share (in dollars/euros per share) | € / shares	€ 0.01	€ 0.01
Number of votes per share in issue | vote	1	1
Share capital
Disclosure of classes of share capital [line items]
Own shares purchased under share buyback programme	€ 0.1
Number of shares cancelled (in shares) | shares	(9,762,986)	(22,192,586)
Retained earnings
Disclosure of classes of share capital [line items]
Own shares purchased under share buyback programme, excluding tax	€ 455.0
Own shares purchased under share buyback programme	457.0
Agreement to purchase shares under share buyback programs, tax	€ (2.0)